9) Net gains/(losses) on financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Net Gainslosses On Financial Assets At Fair Value Through Other Comprehensive Income Tables Abstract
Net gains/(losses) on financial assets at fair value through other comprehensive income
	R$ thousand
	Year ended December 31
	2020	2019	2018
Fixed income securities	887,809	78,455	345,987
Equity securities	(2,608,767)	572,973	677,312
Dividends received	4,079	4,404	50,264
Total	(1,716,879)	655,832	1,073,563